Goodwill - Summary of Principal Parameters for Estimates of Value in Use (Detail) - Core domestic [member]	Dec. 31, 2018
Disclosure of Information for Cash-generating Units [Line Items]
WACC	6.60%
WACC before tax	8.91%
Growth rate beyond the explicit period (g)	0.50%
Capitalization rate net of tax (WACC -g )	6.10%
Capitalization rate before taxes (WACC -g )	8.41%
Capex/Revenues, % perpetual	20.15%